Portfolio of Investments
Touchstone Dynamic Large Cap Growth Fund – June 30, 2025 (Unaudited)
Shares		Market Value
	Common Stocks — 99.1%
	Information Technology — 45.0%
10,302	Amphenol Corp. - Class A	$ 1,017,323
60,189	Apple, Inc.	12,348,977
1,884	AppLovin Corp. - Class A*	659,551
17,814	Arista Networks, Inc.*	1,822,550
26,886	Broadcom, Inc.	7,411,126
3,695	Cloudflare, Inc. - Class A*	723,592
383	Fair Isaac Corp.*	700,109
436	HubSpot, Inc.*	242,691
836	Intuit, Inc.	658,459
269	KLA Corp.	240,954
5,922	Lam Research Corp.	576,447
8,072	Lattice Semiconductor Corp.*	395,447
9,614	Marvell Technology, Inc.	744,124
33,868	Microsoft Corp.	16,846,282
295	Monolithic Power Systems, Inc.	215,757
3,771	Nutanix, Inc. - Class A*	288,255
118,168	NVIDIA Corp.	18,669,362
5,077	Palantir Technologies, Inc. - Class A*	692,097
3,256	Pegasystems, Inc.	176,247
5,336	Rubrik, Inc. - Class A*	478,052
1,916	ServiceNow, Inc.*	1,969,801
1,926	Snowflake, Inc. - Class A*	430,981
		67,308,184
	Communication Services — 16.1%
20,197	Alphabet, Inc. - Class C	3,582,746
25,452	Alphabet, Inc. - Class A	4,485,406
12,194	Meta Platforms, Inc. - Class A	9,000,269
4,413	Netflix, Inc.*	5,909,581
16,542	Trade Desk, Inc. (The) - Class A*	1,190,858
		24,168,860
	Consumer Discretionary — 12.4%
37,138	Amazon.com, Inc.*	8,147,706
499	Booking Holdings, Inc.	2,888,831
34,711	Carnival Corp.*	976,073
1,083	Carvana Co.*	364,928
1,404	DoorDash, Inc. - Class A*	346,100
433	Duolingo, Inc.*	177,539
3,042	Expedia Group, Inc.	513,124
4,266	Grand Canyon Education, Inc.*	806,274
1,473	O'Reilly Automotive, Inc.*	132,761
2,326	Royal Caribbean Cruises Ltd.	728,364
10,703	Tesla, Inc.*	3,399,915
135	Williams-Sonoma, Inc.	22,055
		18,503,670
	Health Care — 8.6%
8,797	AbbVie, Inc.	1,632,899
7,991	DexCom, Inc.*	697,534
1,820	Eli Lilly & Co.	1,418,745
1,909	Exact Sciences Corp.*	101,444
17,247	Exelixis, Inc.*	760,161
40,331	Halozyme Therapeutics, Inc.*	2,098,019
10,200	Insmed, Inc.*	1,026,528
2,764	Inspire Medical Systems, Inc.*	358,684
219	Insulet Corp.*	68,805
156	McKesson Corp.	114,314
13,523	Merck & Co., Inc.	1,070,481
6,109	Neurocrine Biosciences, Inc.*	767,840
928	Penumbra, Inc.*	238,153
Shares		Market Value
	Common Stocks — 99.1% (Continued)
	Health Care — 8.6% (Continued)
2,960	ResMed, Inc.	$ 763,680
6,099	Veeva Systems, Inc. - Class A*	1,756,390
		12,873,677
	Industrials — 7.0%
4,474	Armstrong World Industries, Inc.	726,757
1,259	BWX Technologies, Inc.	181,372
3,727	Cintas Corp.	830,636
2,869	ExlService Holdings, Inc.*	125,634
8,811	General Electric Co.	2,267,863
2,762	HEICO Corp. - Class A	714,668
2,714	HEICO Corp.	890,192
4,683	Howmet Aerospace, Inc.	871,647
13,007	Leonardo DRS, Inc.	604,565
50,036	Lyft, Inc. - Class A*	788,567
5,791	Trane Technologies PLC	2,533,041
		10,534,942
	Financials — 6.0%
203	Blackstone, Inc.	30,365
3,983	Mastercard, Inc. - Class A	2,238,207
729	Moody's Corp.	365,659
93,049	NU Holdings Ltd. (Brazil) - Class A*	1,276,632
2,971	Primerica, Inc.	813,074
3,802	Tradeweb Markets, Inc. - Class A	556,613
7,801	Visa, Inc. - Class A	2,769,745
43,585	XP, Inc. (Brazil) - Class A	880,417
		8,930,712
	Consumer Staples — 2.7%
2,953	Costco Wholesale Corp.	2,923,293
1,590	Monster Beverage Corp.*	99,598
6,260	Sprouts Farmers Market, Inc.*	1,030,646
		4,053,537
	Materials — 0.5%
16,451	Anglogold Ashanti PLC (United Kingdom)	749,672
	Real Estate — 0.5%
3,202	American Tower Corp. REIT	707,706
	Energy — 0.2%
1,399	Targa Resources Corp.	243,538
	Utilities — 0.1%
1,046	Vistra Corp.	202,725
	Total Common Stocks	$148,277,223
	Short-Term Investment Fund — 1.0%
1,457,005	Dreyfus Government Cash Management, Institutional Shares, 4.21%∞Ω	1,457,005
	Total Investment Securities—100.1% (Cost $87,180,801)	$149,734,228
	Liabilities in Excess of Other Assets — (0.1%)	(100,516)
	Net Assets — 100.0%	$149,633,712
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2025.
Portfolio Abbreviations:
PLC – Public Limited Company
REIT – Real Estate Investment Trust

Touchstone Dynamic Large Cap Growth Fund (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$148,277,223	$—	$—	$148,277,223
Short-Term Investment Fund	1,457,005	—	—	1,457,005
Total	$149,734,228	$—	$—	$149,734,228
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Flexible Income Fund – June 30, 2025 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 29.9%
	Financials — 12.8%
$ 9,919,000	Ally Financial, Inc., 6.646%, 1/17/40	$ 9,752,830
15,503,000	Ally Financial, Inc., Ser C, 4.700%(A)	13,903,835
6,837,000	Arch Capital Group Ltd., 3.635%, 6/30/50	4,988,590
12,114,000	Athene Holding Ltd., 3.950%, 5/25/51	8,565,383
24,232,000	Bank of America Corp., 1.197%, 10/24/26	23,978,852
13,115,000	Bank of America Corp., 1.734%, 7/22/27	12,746,497
31,971,000	Bank of America Corp., 5.080%, 1/20/27	32,063,739
4,794,000	Bank of America Corp., Ser DD, 6.300%(A)	4,833,884
4,462,000	Bank of New York Mellon Corp. (The), Ser G, 4.700%(A)	4,449,680
4,303,000	Barclays PLC (United Kingdom), 3.330%, 11/24/42	3,197,270
8,735,000	Citigroup, Inc., 1.462%, 6/9/27	8,486,590
5,077,000	Citigroup, Inc., Ser DD, 7.000%(A)	5,330,830
6,866,000	Goldman Sachs Group, Inc. (The), 3.210%, 4/22/42	5,141,194
11,000	Goldman Sachs Group, Inc. (The), 3.500%, 11/16/26	10,875
3,526,000	Goldman Sachs Group, Inc. (The), Ser Q, 7.379%(A)	3,539,688
13,799,000	Goldman Sachs Group, Inc. (The), Ser VAR, 1.093%, 12/9/26	13,584,538
25,000,000	JPMorgan Chase & Co., 1.578%, 4/22/27	24,418,475
13,112,000	Lincoln National Corp., Ser C, 9.250%(A)	14,290,231
10,774,000	Morgan Stanley, 2.484%, 9/16/36	9,152,209
10,278,000	Nasdaq, Inc., 3.250%, 4/28/50	6,927,544
1,963,000	UBS Group AG (Switzerland), 144a, 9.250%(A)	2,142,615
8,246,000	Wells Fargo & Co., 3.000%, 10/23/26	8,104,247
		219,609,596
	Utilities — 6.9%
7,233,000	American Electric Power Co., Inc., 3.250%, 3/1/50	4,727,560
6,106,000	Berkshire Hathaway Energy Co., 2.850%, 5/15/51	3,744,389
14,614,000	Dominion Energy, Inc., Ser A, 6.875%, 2/1/55	15,380,346
6,838,000	Dominion Energy, Inc., Ser B, 7.000%, 6/1/54	7,333,078
12,336,000	Duke Energy Corp., 3.300%, 6/15/41	9,255,350
5,914,000	Edison International, Ser A, 5.375%(A)	5,568,159
11,291,000	NextEra Energy Capital Holdings, Inc., 6.375%, 8/15/55	11,508,154
9,807,000	NextEra Energy Capital Holdings, Inc., 6.500%, 8/15/55	10,024,720
11,011,000	Pacific Gas and Electric Co., 3.500%, 8/1/50	7,071,231
25,659,000	Sempra Energy, 4.875%(A)	25,537,746
18,138,000	Southern Co. (The), Ser 2025, 6.375%, 3/15/55	18,659,782
		118,810,515
	Energy — 3.9%
6,382,000	BP Capital Markets America, Inc., 3.001%, 3/17/52	4,033,061
32,787,000	BP Capital Markets PLC (United Kingdom), 4.875%(A)	32,398,625
3,553,000	Enbridge, Inc. (Canada), 8.500%, 1/15/84	3,956,443
4,593,000	Energy Transfer LP, Ser G, 7.125%(A)	4,678,264
8,657,000	Kinder Morgan, Inc., 3.250%, 8/1/50	5,606,724
3,181,000	Occidental Petroleum Corp., 4.100%, 2/15/47	2,143,756
2,292,000	Occidental Petroleum Corp., 4.500%, 7/15/44	1,662,158
7,433,000	Valero Energy Corp., 3.650%, 12/1/51	5,004,752
10,810,000	Williams Cos., Inc. (The), 3.500%, 10/15/51	7,420,548
		66,904,331
	Real Estate — 1.9%
7,062,000	American Tower Corp. REIT, 2.950%, 1/15/51	4,477,474
20,264,000	Rithm Capital Corp. REIT, 144a, 8.000%, 4/1/29	20,470,389
10,913,000	Simon Property Group LP REIT, 3.250%, 9/13/49	7,315,602
		32,263,465
	Information Technology — 1.4%
11,880,000	Micron Technology, Inc., 3.477%, 11/1/51	8,119,050
Principal Amount		Market Value
	Corporate Bonds — 29.9% (Continued)
	Information Technology — 1.4% (Continued)
$ 10,457,000	Oracle Corp., 3.600%, 4/1/40	$ 8,368,241
10,379,000	Oracle Corp., 3.850%, 4/1/60	7,156,430
		23,643,721
	Communication Services — 1.1%
6,113,000	Alibaba Group Holding Ltd. (Cayman Islands), 3.150%, 2/9/51	3,966,100
9,991,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.500%, 6/1/41	7,245,411
11,884,000	Verizon Communications, Inc., 2.875%, 11/20/50	7,416,739
		18,628,250
	Materials — 0.5%
12,298,000	LYB International Finance III LLC, 3.625%, 4/1/51	8,237,490
	Health Care — 0.4%
12,236,000	Biogen, Inc., 3.150%, 5/1/50	7,719,524
	Industrials — 0.4%
10,940,000	RTX Corp., 3.030%, 3/15/52	7,025,494
	Consumer Discretionary — 0.4%
541,000	Macy's Retail Holdings LLC, 5.125%, 1/15/42	370,646
8,825,000	Starbucks Corp., 3.500%, 11/15/50	6,152,097
		6,522,743
	Consumer Staples — 0.2%
4,876,000	Macy's Retail Holdings LLC, 4.300%, 2/15/43	3,107,712
	Total Corporate Bonds	$512,472,841
	Non-Agency Collateralized Mortgage Obligations — 19.0%
180,220	Agate Bay Mortgage Trust, Ser 2013-1, Class A1, 144a, 3.500%, 7/25/43(B)(C)	167,632
1,741,607	Agate Bay Mortgage Trust, Ser 2015-2, Class B2, 144a, 3.618%, 3/25/45(B)(C)	1,614,393
591,578	Agate Bay Mortgage Trust, Ser 2015-5, Class A3, 144a, 3.500%, 7/25/45(B)(C)	548,942
596,795	Agate Bay Mortgage Trust, Ser 2015-7, Class A3, 144a, 3.500%, 10/25/45(B)(C)	548,898
614,365	Agate Bay Mortgage Trust, Ser 2016-3, Class A3, 144a, 3.500%, 8/25/46(B)(C)	561,217
45,174	Bear Stearns Asset Backed Securities Trust, Ser 2003-AC7, Class A2, 5.750%, 1/25/34(B)(C)	37,607
1,998,041	Chase Home Lending Mortgage Trust, Ser 2019-ATR1, Class B3, 144a, 4.396%, 4/25/49(B)(C)	1,858,141
14,662,316	Chase Mortgage Finance Corp., Ser 2021-CL1, Class M1, 144a, (SOFR30A + 1.200%), 5.505%, 2/25/50(B)	14,396,664
1,983,576	Chase Mortgage Finance Corp., Ser 2021-CL1, Class M2, 144a, (SOFR30A + 1.350%), 5.655%, 2/25/50(B)	1,929,907
587,856	CIM Trust, Ser 2018-INV1, Class A4, 144a, 4.000%, 8/25/48(B)(C)	551,463
592,515	CIM Trust, Ser 2019-INV2, Class A15, 144a, 4.000%, 5/25/49(B)(C)	558,897
8,047,528	CIM Trust, Ser 2020-J1, Class A2, 144a, 2.500%, 10/25/49(B)(C)	6,696,217
16,000,000	Connecticut Avenue Securities Trust, Ser 2020-SBT1, Class 2B1, 144a, (SOFR30A + 6.714%), 11.020%, 2/25/40(B)	16,988,521
4,614,995	Connecticut Avenue Securities Trust, Ser 2022-R01, Class 1M1, 144a, (SOFR30A + 1.000%), 5.305%, 12/25/41(B)	4,612,133
747,519	CSMC Trust, Ser 2013-6, Class 2A1, 144a, 3.500%, 8/25/43(B)(C)	691,038

Touchstone Flexible Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Non-Agency Collateralized Mortgage Obligations — 19.0% (Continued)
$ 368,605	CSMC Trust, Ser 2013-7, Class A6, 144a, 3.500%, 8/25/43(B)(C)	$ 340,884
1,707,428	CSMC Trust, Ser 2013-IVR1, Class A1, 144a, 2.500%, 3/25/43(B)(C)	1,516,362
2,235,178	CSMC Trust, Ser 2013-IVR1, Class A2, 144a, 3.000%, 3/25/43(B)(C)	2,034,176
1,177,066	CSMC Trust, Ser 2013-IVR2, Class A1, 144a, 2.500%, 4/25/43(B)(C)	1,032,062
2,174,262	CSMC Trust, Ser 2013-IVR3, Class A1, 144a, 2.500%, 5/25/43(B)(C)	1,922,340
2,849,400	CSMC Trust, Ser 2013-IVR3, Class A2, 144a, 3.000%, 5/25/43(B)(C)	2,583,724
4,913,454	CSMC Trust, Ser 2013-IVR4, Class A11, 144a, 3.493%, 7/27/43(B)(C)	4,570,163
478,079	CSMC Trust, Ser 2013-IVR4, Class A12, 144a, 3.493%, 7/27/43(B)(C)	444,677
275,153	CSMC Trust, Ser 2013-IVR4, Class A2, 144a, 3.000%, 7/25/43(B)(C)	249,862
4,532,776	CSMC Trust, Ser 2013-IVR5, Class A3, 144a, 3.500%, 10/25/43(B)(C)	4,218,292
1,745,596	CSMC Trust, Ser 2013-TH1, Class A1, 144a, 2.130%, 2/25/43(B)(C)	1,528,914
1,083,800	CSMC Trust, Ser 2014-IVR3, Class B4, 144a, 3.991%, 7/25/44(B)(C)	966,063
1,656,047	CSMC Trust, Ser 2017-HL2, Class A1, 144a, 3.500%, 10/25/47(B)(C)	1,497,155
3,079,468	CSMC Trust, Ser 2018-J1, Class A2, 144a, 3.500%, 2/25/48(B)(C)	2,758,433
579,392	CSMLT Trust, Ser 2015-2, Class A7, 144a, 3.500%, 8/25/45(B)(C)	535,874
1,947,850	EverBank Mortgage Loan Trust, Ser 2013-1, Class B4, 144a, 3.516%, 3/25/43(B)(C)	1,577,079
5,699,307	Fannie Mae Connecticut Avenue Securities, Ser 2016-C02, Class 1B, (SOFR30A + 12.364%), 16.670%, 9/25/28(B)	6,105,374
4,730,001	Fannie Mae Connecticut Avenue Securities, Ser 2016-C04, Class 1B, (SOFR30A + 10.364%), 14.670%, 1/25/29(B)	5,117,502
6,575,093	Flagstar Mortgage Trust, Ser 2018-1, Class A13, 144a, 3.500%, 3/25/48(B)(C)	5,966,912
8,519,745	Flagstar Mortgage Trust, Ser 2018-2, Class A14, 144a, 3.500%, 4/25/48(B)(C)	7,646,849
6,236,050	Flagstar Mortgage Trust, Ser 2018-3INV, Class A9, 144a, 4.000%, 5/25/48(B)(C)	5,785,764
819,940	Flagstar Mortgage Trust, Ser 2018-4, Class B2, 144a, 4.134%, 7/25/48(B)(C)	754,597
1,414,117	Freddie Mac Seasoned Credit Risk Transfer Trust, Ser 2017-4, Class M, 144a, 4.750%, 6/25/57(B)(C)	1,393,170
705,314	Freddie Mac Seasoned Credit Risk Transfer Trust Series, Ser 2017-2, Class M1, 144a, 4.000%, 8/25/56(B)(C)	701,611
16,250,000	Freddie Mac Seasoned Credit Risk Transfer Trust Series, Ser 2017-2, Class M2, 144a, 4.000%, 8/25/56(B)(C)	15,487,903
6,104,241	Freddie Mac Seasoned Credit Risk Transfer Trust Series, Ser 2018-1, Class M, 4.750%, 5/25/57(B)(C)	5,960,489
3,047,140	Freddie Mac STACR Debt Notes, Ser 2015-DNA3, Class B, (SOFR30A + 9.464%), 13.770%, 4/25/28(B)	3,112,608
882,611	Freddie Mac STACR Debt Notes, Ser 2017-HQA3, Class M2B, (SOFR30A + 2.464%), 6.770%, 4/25/30(B)	898,153
Principal Amount		Market Value
	Non-Agency Collateralized Mortgage Obligations — 19.0% (Continued)
$ 3,740,460	Freddie Mac STACR REMIC Trust, Ser 2021-DNA7, Class M1, 144a, (SOFR30A + 0.850%), 5.155%, 11/25/41(B)	$ 3,731,109
1,552,815	Freddie Mac STACR REMIC Trust, Ser 2022-DNA2, Class M1A, 144a, (SOFR30A + 1.300%), 5.605%, 2/25/42(B)	1,553,793
2,546,431	Galton Funding Mortgage Trust, Ser 2017-1, Class B2, 144a, 3.950%, 7/25/56(B)(C)	2,404,542
2,547,169	GS Mortgage-Backed Securities Corp. Trust, Ser 2020-PJ2, Class A1, 144a, 3.500%, 7/25/50(B)(C)	2,255,736
1,613,412	GS Mortgage-Backed Securities Corp. Trust, Ser 2020-PJ4, Class A2, 144a, 3.000%, 1/25/51(B)(C)	1,394,700
6,004,113	GS Mortgage-Backed Securities Corp. Trust, Ser 2020-PJ5, Class A2, 144a, 3.000%, 3/27/51(B)(C)	5,174,923
139,107	GS Mortgage-Backed Securities Trust, Ser 2014-EB1A, Class 2A4, 144a, 6.145%, 7/25/44(B)(C)	138,054
1,153,196	JP Morgan Mortgage Trust, Ser 2013-3, Class A3, 144a, 3.389%, 7/25/43(B)(C)	1,082,962
2,981,500	JP Morgan Mortgage Trust, Ser 2014-IVR6, Class B4, 144a, 5.812%, 7/25/44(B)(C)	3,020,876
1,643,187	JP Morgan Mortgage Trust, Ser 2016-1, Class A13, 144a, 3.500%, 5/25/46(B)(C)	1,500,206
323,531	JP Morgan Mortgage Trust, Ser 2017-2, Class A3, 144a, 3.500%, 5/25/47(B)(C)	294,064
1,104,691	JP Morgan Mortgage Trust, Ser 2017-3, Class 1A13, 144a, 3.500%, 8/25/47(B)(C)	992,920
2,106,766	JP Morgan Mortgage Trust, Ser 2017-3, Class 1A3, 144a, 3.500%, 8/25/47(B)(C)	1,882,050
2,416,333	JP Morgan Mortgage Trust, Ser 2018-3, Class A1, 144a, 3.500%, 9/25/48(B)(C)	2,181,573
1,961,729	JP Morgan Mortgage Trust, Ser 2018-5, Class A13, 144a, 3.500%, 10/25/48(B)(C)	1,771,502
861,612	JP Morgan Mortgage Trust, Ser 2018-5, Class A4, 144a, 3.000%, 10/25/48(B)(C)	766,008
3,519,814	JP Morgan Mortgage Trust, Ser 2018-5, Class B4, 144a, 3.693%, 10/25/48(B)(C)	3,179,015
2,331,870	JP Morgan Mortgage Trust, Ser 2018-6, Class 1A7, 144a, 3.500%, 12/25/48(B)(C)	2,105,975
4,674,345	JP Morgan Mortgage Trust, Ser 2019-7, Class B2A, 144a, 2.953%, 2/25/50(B)(C)	4,059,445
557,039	JP Morgan Mortgage Trust, Ser 2019-INV2, Class A15, 144a, 3.500%, 2/25/50(B)(C)	508,795
646,401	JP Morgan Mortgage Trust, Ser 2019-INV2, Class B2A, 144a, 3.460%, 2/25/50(B)(C)	572,726
1,822,159	JP Morgan Mortgage Trust, Ser 2020-1, Class A15, 144a, 3.500%, 6/25/50(B)(C)	1,639,671
262,556	JP Morgan Mortgage Trust, Ser 2020-1, Class A5A, 144a, 3.000%, 6/25/50(B)(C)	228,887
302,548	JP Morgan Mortgage Trust, Ser 2020-2, Class A5A, 144a, 3.000%, 7/25/50(B)(C)	257,489
803,196	JP Morgan Mortgage Trust, Ser 2020-7, Class A15, 144a, 3.000%, 1/25/51(B)(C)	694,701
13,638,312	JP Morgan Mortgage Trust, Ser 2020-7, Class A3, 144a, 3.000%, 1/25/51(B)(C)	11,759,207
977,426	JP Morgan Mortgage Trust, Ser 2020-LTV2, Class B1, 144a, 4.002%, 11/25/50(B)(C)	886,556
1,361,318	JP Morgan Mortgage Trust, Ser 2020-LTV2, Class B3, 144a, 4.002%, 11/25/50(B)(C)	1,203,751
283,540	JP Morgan Mortgage Trust, Ser 2022-3, Class A12, 144a, 3.000%, 8/25/52(B)(C)	271,755
1,250,437	JPMorgan Chase Bank NA - JPMWM, Ser 2021-CL1, Class M1, 144a, (SOFR30A + 1.300%), 5.605%, 3/25/51(B)	1,226,747

Touchstone Flexible Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Non-Agency Collateralized Mortgage Obligations — 19.0% (Continued)
$ 6,638,508	JPMorgan Chase Bank NA - JPMWM, Ser 2021-CL1, Class M2, 144a, (SOFR30A + 1.550%), 5.855%, 3/25/51(B)	$ 6,514,033
3,114,763	JPMorgan Chase Bank NA - JPMWM, Ser 2021-CL1, Class M3, 144a, (SOFR30A + 1.800%), 6.105%, 3/25/51(B)	3,075,507
3,129	Merrill Lynch Mortgage Investors Trust, Ser 2003-A1, Class 2A, (TSFR12M + 2.340%), 6.434%, 12/25/32(B)	3,136
48,123	Morgan Stanley Mortgage Loan Trust, Ser 2004-7AR, Class 2A6, 5.698%, 9/25/34(B)(C)	47,611
1,200,827	New Residential Mortgage Loan Trust, Ser 2015-1A, Class B3, 144a, 5.197%, 5/28/52(B)(C)	1,190,830
3,115,381	NRP Mortgage Trust, Ser 2013-1, Class A1, 144a, 3.250%, 7/25/43(B)(C)	2,822,930
1,305,353	OBX Trust, Ser 2018-EXP1, Class B1A, 144a, 5.807%, 4/25/48(B)(C)	1,334,909
1,839,518	PMT Loan Trust, Ser 2013-J1, Class A1, 144a, 3.500%, 9/25/43(B)(C)	1,710,042
1,103,711	PMT Loan Trust, Ser 2013-J1, Class A8, 144a, 3.000%, 9/25/43(B)(C)	1,000,484
4,874,046	Provident Funding Mortgage Trust, Ser 2019-1, Class B1, 144a, 3.174%, 12/25/49(B)(C)	4,179,811
9,707	RALI Series Trust, Ser 2004-QS6, Class A1, 5.000%, 5/25/19	8,478
14,873,411	Redwood Funding Trust, Ser 2024-1, Class A, 144a, 7.745%, 12/25/54(B)(C)	14,973,310
963,694	Sequoia Mortgage Trust, Ser 2004-3, Class M1, (TSFR1M + 0.864%), 5.182%, 5/20/34(B)	997,635
1,479,319	Sequoia Mortgage Trust, Ser 2013-10, Class A1, 144a, 3.500%, 8/25/43(B)(C)	1,372,807
2,509,781	Sequoia Mortgage Trust, Ser 2013-11, Class A1, 144a, 3.500%, 9/25/43(B)(C)	2,357,885
1,621,568	Sequoia Mortgage Trust, Ser 2013-2, Class A, 1.874%, 2/25/43(B)(C)	1,392,994
2,447,584	Sequoia Mortgage Trust, Ser 2013-3, Class A2, 2.500%, 3/25/43(B)(C)	2,130,594
2,919,420	Sequoia Mortgage Trust, Ser 2013-4, Class A1, 2.325%, 4/25/43(B)(C)	2,532,119
1,770,010	Sequoia Mortgage Trust, Ser 2013-5, Class A1, 144a, 2.500%, 5/25/43(B)(C)	1,543,765
4,003,383	Sequoia Mortgage Trust, Ser 2013-5, Class A2, 144a, 3.000%, 5/25/43(B)(C)	3,586,745
2,931,791	Sequoia Mortgage Trust, Ser 2013-6, Class A1, 2.500%, 5/25/43(B)(C)	2,566,863
4,129,213	Sequoia Mortgage Trust, Ser 2013-6, Class A2, 3.000%, 5/25/43(B)(C)	3,711,195
1,580,288	Sequoia Mortgage Trust, Ser 2013-7, Class A1, 2.500%, 6/25/43(B)(C)	1,376,248
3,440,165	Sequoia Mortgage Trust, Ser 2013-7, Class A2, 3.000%, 6/25/43(B)(C)	3,085,839
1,567,603	Sequoia Mortgage Trust, Ser 2013-8, Class A1, 3.000%, 6/25/43(B)(C)	1,414,809
2,313,840	Sequoia Mortgage Trust, Ser 2013-9, Class A1, 144a, 3.500%, 7/25/43(B)(C)	2,116,423
2,380,755	Sequoia Mortgage Trust, Ser 2015-2, Class A1, 144a, 3.500%, 5/25/45(B)(C)	2,191,427
599,431	Sequoia Mortgage Trust, Ser 2015-2, Class A13, 144a, 3.500%, 5/25/45(B)(C)	551,761
1,897,751	Sequoia Mortgage Trust, Ser 2015-2, Class B2, 144a, 3.754%, 5/25/45(B)(C)	1,822,293
1,176,420	Sequoia Mortgage Trust, Ser 2015-3, Class B1, 144a, 3.726%, 7/25/45(B)(C)	1,151,100
Principal Amount		Market Value
	Non-Agency Collateralized Mortgage Obligations — 19.0% (Continued)
$ 1,404,731	Sequoia Mortgage Trust, Ser 2016-1, Class B1, 144a, 3.772%, 6/25/46(B)(C)	$ 1,359,002
4,705,474	Sequoia Mortgage Trust, Ser 2017-1, Class A1, 144a, 3.500%, 2/25/47(B)(C)	4,277,624
963,928	Sequoia Mortgage Trust, Ser 2017-3, Class A1, 144a, 3.500%, 4/25/47(B)(C)	874,960
1,364,523	Sequoia Mortgage Trust, Ser 2017-5, Class A1, 144a, 3.500%, 8/25/47(B)(C)	1,232,819
1,468,600	Sequoia Mortgage Trust, Ser 2017-5, Class B2, 144a, 3.786%, 8/25/47(B)(C)	1,378,726
1,466,298	Sequoia Mortgage Trust, Ser 2017-6, Class B2, 144a, 3.720%, 9/25/47(B)(C)	1,380,089
1,491,218	Sequoia Mortgage Trust, Ser 2017-7, Class B2, 144a, 3.724%, 10/25/47(B)(C)	1,397,747
3,471,344	Sequoia Mortgage Trust, Ser 2018-2, Class B1, 144a, 3.742%, 2/25/48(B)(C)	3,249,135
2,426,381	Sequoia Mortgage Trust, Ser 2018-2, Class B2, 144a, 3.742%, 2/25/48(B)(C)	2,257,618
1,392,290	Sequoia Mortgage Trust, Ser 2018-5, Class A7, 144a, 3.500%, 5/25/48(B)(C)	1,267,039
2,249,000	Sequoia Mortgage Trust, Ser 2018-6, Class B4, 144a, 4.166%, 7/25/48(B)(C)	1,721,612
1,165,071	Sequoia Mortgage Trust, Ser 2019-CH3, Class A13, 144a, 4.000%, 9/25/49(B)(C)	1,097,602
6,408,521	Sequoia Mortgage Trust, Ser 2020-1, Class A7, 144a, 3.500%, 2/25/50(B)(C)	5,832,759
416,665	Wells Fargo Mortgage Backed Securities, Ser 2018-1, Class A1, 144a, 3.500%, 7/25/47(B)(C)	382,290
415,145	Wells Fargo Mortgage Backed Securities Trust, Ser 2020-1, Class A5, 144a, 3.000%, 12/25/49(B)(C)	359,929
6,897,898	Wells Fargo Mortgage Backed Securities Trust, Ser 2020-3, Class A1, 144a, 3.000%, 6/25/50(B)(C)	5,894,467
11,079,172	Western Alliance Bank, Ser 2021-CL2, Class M1, 144a, (SOFR30A + 3.150%), 7.455%, 7/25/59(B)	11,457,794
9,029,088	Western Alliance Bank, Ser 2021-CL2, Class M3, 144a, (Secured Overnight Financing Rate 30 Day Average + 4.100%), 8.405%, 7/25/59(B)	9,251,178
574,964	WinWater Mortgage Loan Trust, Ser 2014-1, Class A9, 144a, 3.500%, 6/20/44(B)(C)	546,318
	Total Non-Agency Collateralized Mortgage Obligations	$325,190,691
	Agency Collateralized Mortgage Obligations — 13.0%
4,964,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K095, Class XAM, 1.376%, 6/25/29(B)(C)(D)	223,279
55,912,274	FHLMC Multifamily Structured Pass Through Certificates, Ser K109, Class X1, 1.688%, 4/25/30(B)(C)(D)	3,402,267
35,352,864	FHLMC Multifamily Structured Pass Through Certificates, Ser K110, Class X1, 1.758%, 4/25/30(B)(C)(D)	2,207,843
7,005,157	FHLMC Multifamily Structured Pass Through Certificates, Ser K110, Class X3, 3.491%, 6/25/48(B)(C)(D)	950,579
28,800,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K110, Class XAM, 1.955%, 4/25/30(B)(C)(D)	2,200,300
35,022,674	FHLMC Multifamily Structured Pass Through Certificates, Ser K111, Class X1, 1.676%, 5/25/30(B)(C)(D)	2,189,649

Touchstone Flexible Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Agency Collateralized Mortgage Obligations — 13.0% (Continued)
$ 19,436,545	FHLMC Multifamily Structured Pass Through Certificates, Ser K111, Class X3, 3.287%, 4/25/48(B)(C)(D)	$ 2,566,454
35,663,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K111, Class XAM, 1.907%, 5/25/30(B)(C)(D)	2,740,063
114,089,492	FHLMC Multifamily Structured Pass Through Certificates, Ser K112, Class X1, 1.534%, 5/25/30(B)(C)(D)	6,530,117
15,300,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K112, Class X3, 3.108%, 7/25/48(B)(C)(D)	1,925,185
10,630,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K112, Class XAM, 1.769%, 5/25/30(B)(C)(D)	762,511
10,743,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K113, Class XAM, 1.685%, 6/25/30(B)(C)(D)	736,873
19,500,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K114, Class X3, 2.830%, 8/25/48(B)(C)(D)	2,166,961
21,702,896	FHLMC Multifamily Structured Pass Through Certificates, Ser K115, Class X3, 3.057%, 9/25/48(B)(C)(D)	2,655,595
26,000,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K116, Class X3, 3.123%, 9/25/47(B)(C)(D)	3,285,404
39,700,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K117, Class XAM, 1.529%, 9/25/30(B)(C)(D)	2,562,583
24,368,853	FHLMC Multifamily Structured Pass Through Certificates, Ser K118, Class X3, 2.785%, 10/25/48(B)(C)(D)	2,776,017
4,900,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K119, Class X3, 2.822%, 9/25/48(B)(C)(D)	595,708
11,576,808	FHLMC Multifamily Structured Pass Through Certificates, Ser K120, Class X3, 2.835%, 11/25/48(B)(C)(D)	1,367,454
147,755,285	FHLMC Multifamily Structured Pass Through Certificates, Ser K121, Class X1, 1.113%, 10/25/30(B)(C)(D)	6,271,724
16,073,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K121, Class X3, 2.868%, 11/25/48(B)(C)(D)	1,978,747
9,700,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K122, Class X3, 2.721%, 1/25/49(B)(C)(D)	1,112,996
7,569,056	FHLMC Multifamily Structured Pass Through Certificates, Ser K123, Class X3, 2.717%, 2/25/49(B)(C)(D)	878,358
9,255,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K124, Class X3, 2.710%, 2/25/49(B)(C)(D)	1,091,234
16,150,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K125, Class X3, 2.743%, 2/25/49(B)(C)(D)	1,969,412
38,058,448	FHLMC Multifamily Structured Pass Through Certificates, Ser K127, Class X3, 2.742%, 3/25/49(B)(C)(D)	4,585,697
18,230,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K128, Class X3, 2.877%, 4/25/31(B)(C)(D)	2,327,973
Principal Amount		Market Value
	Agency Collateralized Mortgage Obligations — 13.0% (Continued)
$ 10,595,456	FHLMC Multifamily Structured Pass Through Certificates, Ser K130, Class X3, 3.203%, 8/25/48(B)(C)(D)	$ 1,593,611
41,864,611	FHLMC Multifamily Structured Pass Through Certificates, Ser K130, Class XAM, 1.321%, 7/25/31(B)(C)(D)	2,650,495
10,451,281	FHLMC Multifamily Structured Pass Through Certificates, Ser K131, Class X3, 3.048%, 9/25/31(B)(C)(D)	1,496,864
29,501,666	FHLMC Multifamily Structured Pass Through Certificates, Ser K132, Class X3, 2.987%, 8/25/31(B)(C)(D)	4,187,166
9,413,138	FHLMC Multifamily Structured Pass Through Certificates, Ser K134, Class X3, 2.752%, 10/25/49(B)(C)(D)	1,254,795
217,847,764	FHLMC Multifamily Structured Pass Through Certificates, Ser K136, Class X1, 0.492%, 12/25/31(B)(C)(D)	3,953,153
21,000,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K136, Class X3, 2.922%, 12/25/31(B)(C)(D)	3,008,208
96,839,687	FHLMC Multifamily Structured Pass Through Certificates, Ser K136, Class XAM, 0.664%, 12/25/31(B)(C)(D)	2,939,975
20,601,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K137, Class X3, 2.977%, 1/25/49(B)(C)(D)	3,009,839
31,585,759	FHLMC Multifamily Structured Pass Through Certificates, Ser K139, Class X3, 3.139%, 2/25/49(B)(C)(D)	4,959,969
97,300,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K139, Class XAM, 0.870%, 2/25/32(B)(C)(D)	4,210,181
31,370,856	FHLMC Multifamily Structured Pass Through Certificates, Ser K140, Class X3, 3.046%, 3/25/49(B)(C)(D)	4,771,162
10,400,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K143, Class X3, 3.248%, 4/25/50(B)(C)(D)	1,745,910
5,835,659	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1515, Class X3, 3.805%, 3/25/38(B)(C)(D)	1,498,502
19,897,716	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1516, Class X1, 1.626%, 5/25/35(B)(C)(D)	2,131,137
18,435,033	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1516, Class X3, 3.575%, 10/25/38(B)(C)(D)	4,535,733
37,015,845	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1517, Class X1, 1.435%, 7/25/35(B)(C)(D)	3,438,339
52,485,811	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1517, Class X3, 3.397%, 8/25/38(B)(C)(D)	12,201,928
116,066,423	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1519, Class X1, 0.687%, 12/25/35(B)(C)(D)	4,937,883
11,201,391	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1519, Class X3, 2.897%, 12/25/38(B)(C)(D)	2,292,751
57,304,543	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1520, Class X1, 0.577%, 2/25/36(B)(C)(D)	1,966,262

Touchstone Flexible Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Agency Collateralized Mortgage Obligations — 13.0% (Continued)
$ 5,000,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1520, Class X3, 3.199%, 4/25/39(B)(C)(D)	$ 1,140,651
53,468,133	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1521, Class X1, 1.093%, 8/25/36(B)(C)(D)	4,017,285
46,617,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K-165, Class XAM, 1.092%, 9/25/34(B)(C)(D)	3,257,391
129,075,253	FHLMC Multifamily Structured Pass Through Certificates, Ser K513, Class X1, 0.882%, 12/25/28(B)(C)(D)	2,872,957
138,665,919	FHLMC Multifamily Structured Pass Through Certificates, Ser K538, Class X1, 0.734%, 1/25/30(B)(C)(D)	3,331,005
523,491,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K542, Class X1, 0.864%, 4/25/30(B)(C)(D)	19,048,895
15,100,238	FHLMC Multifamily Structured Pass Through Certificates, Ser K739, Class X3, 2.901%, 11/25/48(B)(C)(D)	775,889
16,196,664	FHLMC Multifamily Structured Pass Through Certificates, Ser K741, Class X3, 2.533%, 3/25/49(B)(C)(D)	889,704
16,000,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K742, Class X3, 2.684%, 4/25/28(B)(C)(D)	1,053,283
9,500,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K743, Class X3, 3.056%, 6/25/49(B)(C)(D)	710,953
39,018,396	FHLMC Multifamily Structured Pass Through Certificates, Ser K744, Class X3, 3.070%, 8/25/49(B)(C)(D)	2,976,827
47,774,075	FHLMC Multifamily Structured Pass Through Certificates, Ser K745, Class X3, 2.759%, 9/25/49(B)(C)(D)	3,603,852
146,903,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K745, Class XAM, 1.096%, 9/25/28(B)(C)(D)	4,082,611
155,000,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K746, Class XAM, 0.664%, 10/25/28(B)(C)(D)	2,605,318
52,159,495	FHLMC Multifamily Structured Pass Through Certificates, Ser K747, Class X3, 2.635%, 12/25/49(B)(C)(D)	3,886,023
19,560,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K751, Class X3, 5.010%, 3/25/56(B)(C)(D)	3,808,354
5,122,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K755, Class X3, 5.835%, 2/25/31(B)(C)(D)	1,333,967
31,179,400	FHLMC Multifamily Structured Pass Through Certificates, Ser K757, Class X3, 5.743%, 10/25/61(B)(C)(D)	8,485,882
6,400,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K758, Class X3, 5.350%, 11/25/56(B)(C)(D)	1,659,740
28,011,914	FRESB Mortgage Trust, Ser 2020-SB79, Class X1, 1.168%, 7/25/40(B)(C)(D)	1,099,549
69,560,770	FRESB Mortgage Trust, Ser 2020-SB81, Class X1, 1.132%, 10/25/40(B)(C)(D)	2,752,346
30,529,505	FRESB Mortgage Trust, Ser 2021-SB82, Class X1, 1.128%, 10/25/40(B)(C)(D)	739,651
Principal Amount		Market Value
	Agency Collateralized Mortgage Obligations — 13.0% (Continued)
$ 46,823,238	FRESB Mortgage Trust, Ser 2021-SB83, Class X1, 0.966%, 1/25/41(B)(C)(D)	$ 1,042,730
25,212,092	FRESB Mortgage Trust, Ser 2021-SB84, Class X1, 0.569%, 1/25/41(B)(C)(D)	461,270
64,878,683	FRESB Mortgage Trust, Ser 2021-SB85, Class X1, 0.479%, 3/25/41(B)(C)(D)	1,366,974
71,806,080	FRESB Mortgage Trust, Ser 2021-SB87, Class X1, 0.727%, 4/25/41(B)(C)(D)	1,888,651
76,288,853	FRESB Mortgage Trust, Ser 2021-SB88, Class X1, 0.800%, 5/25/41(B)(C)(D)	1,900,004
111,008,931	FRESB Mortgage Trust, Ser 2022-SB94, Class X1, 0.135%, 11/25/41(B)(C)(D)	1,311,093
123,356,921	FRESB Multifamily Structured Pass Through Certificates, Ser 2021-SB86, Class X1, 0.390%, 3/25/41(B)(C)(D)	2,280,462
58,702,034	FRESB Multifamily Structured Pass Through Certificates, Ser 2021-SB89, Class X1, 0.683%, 6/25/41(B)(C)(D)	1,221,507
3,417,766	GNMA, Ser 2012-147, Class IO, 0.533%, 4/16/54(B)(C)(D)	34,808
8,678,754	GNMA, Ser 2016-110, Class IO, 0.895%, 5/16/58(B)(C)(D)	365,174
17,187,476	GNMA, Ser 2016-158, Class IO, 0.744%, 6/16/58(B)(C)(D)	607,943
9,952,195	GNMA, Ser 2016-52, Class IO, 0.739%, 3/16/58(B)(C)(D)	363,165
11,210,164	GNMA, Ser 2017-76, Class IO, 0.771%, 12/16/56(B)(C)(D)	530,847
14,375,643	GNMA, Ser 2017-94, Class IO, 0.589%, 2/16/59(B)(C)(D)	499,979
	Total Agency Collateralized Mortgage Obligations	$222,851,586
	Asset-Backed Securities — 12.9%
80,500,273	Ally Auto Receivables Trust, Ser 2024-1, Class CERT, 144a, 2/16/32	4,609,607
1,847,161	Ally Bank Auto Credit-Linked Notes Series, Ser 2024-A, Class D, 144a, 6.315%, 5/17/32	1,865,710
4,427,028	Ally Bank Auto Credit-Linked Notes Series, Ser 2024-A, Class E, 144a, 7.917%, 5/17/32	4,502,958
4,278,324	Ally Bank Auto Credit-Linked Notes Series, Ser 2024-B, Class D, 144a, 5.410%, 9/15/32	4,273,478
2,790,211	Ally Bank Auto Credit-Linked Notes Series, Ser 2024-B, Class E, 144a, 6.678%, 9/15/32	2,805,337
2,970,000	AMSR Trust, Ser 2020-SFR2, Class D, 144a, 3.282%, 7/17/37	2,963,015
2,700,000	AMSR Trust, Ser 2020-SFR2, Class E1, 144a, 4.028%, 7/17/37	2,693,587
7,775,000	AMSR Trust, Ser 2020-SFR2, Class F, 144a, 5.245%, 7/17/37	7,755,729
3,000,000	AMSR Trust, Ser 2020-SFR2, Class G, 144a, 4.000%, 7/17/37	2,992,193
14,729,000	AMSR Trust, Ser 2020-SFR2, Class H, 144a, 5.250%, 7/17/37	14,689,407
20,900,910	AMSR Trust, Ser 2020-SFR2, Class I, 144a, 5.250%, 7/17/37	20,841,831
8,100,000	AMSR Trust, Ser 2020-SFR5, Class G, 144a, 4.112%, 11/17/37	8,029,444
3,149,500	AMSR Trust, Ser 2020-SFR5, Class H, 144a, 5.000%, 11/17/37	3,118,041
9,263,918	Bayview Opportunity Master Fund VII LLC, Ser 2024-CAR1, Class A, 144a, (SOFR30A + 1.100%), 5.405%, 12/26/31(B)	9,291,469

Touchstone Flexible Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Asset-Backed Securities — 12.9% (Continued)
$ 1,459,736	Bayview Opportunity Master Fund VII LLC, Ser 2024-CAR1, Class B, 144a, (SOFR30A + 1.300%), 5.605%, 12/26/31(B)	$ 1,464,796
919,093	Bayview Opportunity Master Fund VII LLC, Ser 2024-CAR1, Class C, 144a, (SOFR30A + 1.500%), 5.805%, 12/26/31(B)	922,730
405,482	Bayview Opportunity Master Fund VII LLC, Ser 2024-CAR1, Class D, 144a, (SOFR30A + 2.050%), 6.355%, 12/26/31(B)	408,154
810,965	Bayview Opportunity Master Fund VII LLC, Ser 2024-CAR1, Class E, 144a, (SOFR30A + 3.600%), 7.905%, 12/26/31(B)	815,711
10,000,000	Chase Auto Credit Linked Notes Series, Ser 2025-1, Class B, 144a, 4.753%, 2/25/33	10,032,530
5,500,000	Chase Auto Credit Linked Notes Series, Ser 2025-1, Class E, 144a, 6.024%, 2/25/33	5,517,486
27,000	Chase Auto Owner Trust, Ser 2024-4A, Class R1, 144a, 11/25/31	8,253,817
32,000	Chase Auto Owner Trust, Ser 2024-5A, Class R1, 144a, 1/26/32	8,133,229
908,000	FirstKey Homes Trust, Ser 2020-SFR1, Class B, 144a, 1.740%, 8/17/37	901,138
2,000,000	FirstKey Homes Trust, Ser 2020-SFR1, Class D, 144a, 2.241%, 8/17/37	1,985,118
1,000,000	FirstKey Homes Trust, Ser 2020-SFR1, Class E, 144a, 2.791%, 8/17/37	993,050
3,050,000	FirstKey Homes Trust, Ser 2020-SFR1, Class F1, 144a, 3.638%, 8/17/37	3,031,613
1,060,000	FirstKey Homes Trust, Ser 2020-SFR1, Class F2, 144a, 4.284%, 8/17/37	1,054,538
16,000,000	FirstKey Homes Trust, Ser 2020-SFR1, Class G, 144a, 4.781%, 8/17/37	15,924,958
7,400,000	FirstKey Homes Trust, Ser 2020-SFR2, Class D, 144a, 1.968%, 10/19/37	7,297,597
2,930,000	FirstKey Homes Trust, Ser 2020-SFR2, Class F1, 144a, 3.017%, 10/19/37	2,898,383
300,000	FirstKey Homes Trust, Ser 2020-SFR2, Class F3, 144a, 3.366%, 10/19/37	296,787
300,000	FirstKey Homes Trust, Ser 2020-SFR2, Class G1, 144a, 4.000%, 10/19/37	297,197
300,000	FirstKey Homes Trust, Ser 2020-SFR2, Class G2, 144a, 4.500%, 10/19/37	297,475
1,279,702	Home Partners of America Trust, Ser 2019-1, Class C, 144a, 3.256%, 9/17/39	1,229,489
924,157	JPMorgan Chase Bank NA - CACLN, Ser 2021-3, Class F, 144a, 3.694%, 2/26/29	923,198
64,084	Mid-State Capital Corp. Trust, Ser 2005-1, Class M2, 7.079%, 1/15/40	64,349
2,800,000	OHA Credit Partners Ltd. (Cayman Islands), Ser 2023-15RA, Class X, 144a, (TSFR3M + 1.000%), 5.315%, 7/20/38(B)	2,799,919
1,776,254	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2021-4A, Class A1, 144a, (TSFR3M + 1.062%), 5.318%, 10/15/29(B)	1,776,275
527,271	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2022-2A, Class A1, 144a, (TSFR3M + 1.270%), 5.526%, 10/15/30(B)	527,512
5,350,000	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2022-2A, Class A2, 144a, (TSFR3M + 1.900%), 6.156%, 10/15/30(B)	5,356,099
975,000	Progress Residential, Ser 2021-SFR3, Class B, 144a, 1.888%, 5/17/26	957,569
2,489,672	Progress Residential, Ser 2021-SFR3, Class H, 144a, 4.750%, 5/17/26	2,465,391
Principal Amount		Market Value
	Asset-Backed Securities — 12.9% (Continued)
$ 3,019,877	Progress Residential, Ser 2021-SFR4, Class A, 144a, 1.558%, 5/17/38	$ 2,957,716
5,430,000	Progress Residential, Ser 2021-SFR4, Class B, 144a, 1.808%, 5/17/38	5,320,224
3,950,000	Progress Residential Trust, Ser 2021-SFR5, Class D, 144a, 2.109%, 7/17/38	3,843,308
3,343,556	Progress Residential Trust, Ser 2021-SFR6, Class A, 144a, 1.524%, 7/17/38	3,258,951
7,929,597	Redwood Funding Trust, Ser 2023-1, Class A, 144a, 7.500%, 7/25/59(B)(C)	7,958,353
7,308,766	US Bank NA, Ser 2023-1, Class B, 144a, 6.789%, 8/25/32	7,394,979
40,000	USB Auto Owner Trust, Ser 2025-1A, Class R, 144a, 12/15/32	13,293,637
	Total Asset-Backed Securities	$221,085,082
	U.S. Treasury Obligations — 12.0%
59,511,000	U.S. Treasury Bond, 1.250%, 5/15/50	28,637,344
59,511,000	U.S. Treasury Bond, 1.375%, 8/15/50	29,397,505
75,577,000	U.S. Treasury Bond, 1.625%, 11/15/50	39,890,485
120,042,000	U.S. Treasury Bond, 4.125%, 8/15/53	107,400,077
	Total U.S. Treasury Obligations	$205,325,411
Shares
	Preferred Stocks — 3.8%
	Financials — 3.5%
64,699	AGNC Investment Corp. REIT, Ser C, (TSFR3M + 5.373%), 9.629%(A)	1,647,883
589,927	AGNC Investment Corp. REIT, Ser F, (TSFR3M + 4.959%), 9.215%(A)	14,813,067
146,575	Allstate Corp. (The), Ser J, 7.375%(A)	3,824,142
438,461	Annaly Capital Management, Inc. REIT, Ser I, (TSFR3M + 5.251%), 9.543%(A)	11,044,833
88,011	Carlyle Finance LLC, 4.625%, 5/15/61(A)	1,474,184
303,742	Lincoln National Corp., Ser D, 9.000%(A)	8,082,575
53,686	Oaktree Capital Group LLC, Ser A, 6.625%(A)	1,234,241
102,481	Oaktree Capital Group LLC, Ser B, 6.550%(A)	2,236,135
186,953	Reinsurance Group of America, Inc., 7.125%, 10/15/52(A)	4,756,084
3,267	Reinsurance Group of America, Inc., 5.750%, 6/15/56(A)	80,205
290,000	Rithm Capital Corp. REIT, Ser D, 7.000%(A)	6,942,600
192,373	Virtus Convertible & Income Fund, Ser A, 5.625%(A)	4,132,172
7,379	Virtus Convertible & Income Fund II, 5.500%(A)	153,852
		60,421,973
	Utilities — 0.3%
316,505	Brookfield Renewable Partners LP (Canada), Ser 17, 5.250%(A)	5,485,032
	Total Preferred Stocks	$65,907,005
	Exchange-Traded Funds — 1.4%
21,942	iShares 0-5 Year High Yield Corporate Bond ETF	946,578
46,791	Vanguard Long-Term Corporate Bond ETF	3,551,437
396,982	Vanguard Ultra Short Bond ETF	19,795,507
	Total Exchange-Traded Funds	$24,293,522
Principal Amount
Commercial Mortgage-Backed Securities — 0.1%
$ 28,266,545	BANK, Ser 2020-BN26, Class XA, 1.306%, 3/15/63(B)(C)(D)	1,187,121

Touchstone Flexible Income Fund (Unaudited) (Continued)
Number of Contracts		Notional Amount	MarketValue
	Purchased Options — 0.1%
	Purchased Call Options — 0.1%
10,000	iShares 20+ Year Treasury Bond ETF, Strike @93.00, Exp 09/25	$1,000,000	$ 850,000
	Total Purchased Options		$850,000
Shares
	Short-Term Investment Fund — 6.0%
103,347,027	Dreyfus Government Cash Management, Institutional Shares, 4.21%∞Ω	103,347,027
	Total Investment Securities—98.2% (Cost $1,694,566,025)	$1,682,510,286
	Other Assets in Excess of Liabilities — 1.8%	30,564,096
	Net Assets — 100.0%	$1,713,074,382
(A)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
(B)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2025.
(C)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(D)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2025.
Portfolio Abbreviations:
ETF – Exchange-Traded Fund
FHLMC – Federal Home Loan Mortgage Corporation
FRESB – Freddie Mac Multifamily Securitization Small Balance Loan
GNMA – Government National Mortgage Association
IO – Interest Only
LLC – Limited Liability Company
LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
SOFR30A – Secured Overnight Financing Rate 30 Day Average
STACR – Structured Agency Credit Risk
TSFR12M – Twelve Month Term Secured Overnight Financing Rate
TSFR1M – One Month Term Secured Overnight Financing Rate
TSFR3M – Three Month Term Secured Overnight Financing Rate
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, these securities were valued at $528,325,174 or 30.8% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$512,472,841	$—	$512,472,841
Non-Agency Collateralized Mortgage Obligations	—	325,190,691	—	325,190,691
Agency Collateralized Mortgage Obligations	—	222,851,586	—	222,851,586
Asset-Backed Securities	—	221,085,082	—	221,085,082
U.S. Treasury Obligations	—	205,325,411	—	205,325,411
Preferred Stocks	65,907,005	—	—	65,907,005
Exchange-Traded Funds	24,293,522	—	—	24,293,522
Commercial Mortgage-Backed Securities	—	1,187,121	—	1,187,121
Purchased Call Options
Equity contracts	850,000	—	—	850,000
Short-Term Investment Fund	103,347,027	—	—	103,347,027
Total	$194,397,554	$1,488,112,732	$—	$1,682,510,286
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Focused Fund – June 30, 2025 (Unaudited)
Shares		Market Value
	Common Stocks — 98.1%
	Information Technology — 30.9%
364,282	Apple, Inc.	$ 74,739,738
79,033	Applied Materials, Inc.	14,468,571
271,026	Microsoft Corp.	134,811,043
330,124	NVIDIA Corp.	52,156,291
204,289	Oracle Corp.	44,663,704
113,560	Salesforce, Inc.	30,966,676
104,887	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) ADR	23,755,857
114,131	Texas Instruments, Inc.	23,695,878
67,768	Workday, Inc. - Class A*	16,264,320
		415,522,078
	Communication Services — 15.3%
402,078	Alphabet, Inc. - Class C	71,324,616
415,250	Comcast Corp. - Class A	14,820,272
143,175	Meta Platforms, Inc. - Class A	105,676,036
9,828	Netflix, Inc.*	13,160,970
		204,981,894
	Financials — 14.5%
748,902	Bank of America Corp.	35,438,043
40,913	Berkshire Hathaway, Inc. - Class B*	19,874,308
297,862	Charles Schwab Corp. (The)	27,176,929
48,229	Goldman Sachs Group, Inc. (The)	34,134,075
38,817	LPL Financial Holdings, Inc.	14,555,210
13,854	Markel Group, Inc.*	27,671,425
100,160	Visa, Inc. - Class A	35,561,808
		194,411,798
	Consumer Discretionary — 10.1%
161,241	Airbnb, Inc. - Class A*	21,338,634
315,140	Amazon.com, Inc.*	69,138,565
206,190	Choice Hotels International, Inc.	26,161,387
126,656	Floor & Decor Holdings, Inc. - Class A*	9,620,790
147,347	Frontdoor, Inc.*	8,684,632
		134,944,008
	Health Care — 9.4%
108,261	Becton Dickinson & Co.	18,647,957
129,243	BioMarin Pharmaceutical, Inc.*	7,104,488
317,839	Bristol-Myers Squibb Co.	14,712,767
50,228	HCA Healthcare, Inc.	19,242,347
155,410	Johnson & Johnson	23,738,877
299,617	Medtronic PLC	26,117,614
54,266	UnitedHealth Group, Inc.	16,929,364
		126,493,414
	Industrials — 6.7%
123,760	Boeing Co. (The)*	25,931,433
33,977	Hubbell, Inc.	13,876,547
90,898	RTX Corp.	13,272,926
198,319	SS&C Technologies Holdings, Inc.	16,420,813
Shares		Market Value
	Common Stocks — 98.1% (Continued)
	Industrials — 6.7% (Continued)
122,445	Stanley Black & Decker, Inc.	$ 8,295,649
135,228	Uber Technologies, Inc.*	12,616,772
		90,414,140
	Consumer Staples — 5.9%
273,492	Coca-Cola Femsa SAB de CV (Mexico) ADR	26,454,881
204,315	Monster Beverage Corp.*	12,798,292
219,156	Philip Morris International, Inc.	39,914,882
		79,168,055
	Energy — 2.0%
251,542	Exxon Mobil Corp.	27,116,228
	Materials — 1.9%
227,014	DuPont de Nemours, Inc.	15,570,890
140,564	International Flavors & Fragrances, Inc.	10,338,482
		25,909,372
	Real Estate — 1.4%
70,700	Jones Lang LaSalle, Inc.*	18,083,646
	Total Common Stocks	$1,317,044,633
	Short-Term Investment Fund — 1.9%
26,216,816	Dreyfus Government Cash Management, Institutional Shares, 4.21%∞Ω	26,216,816
	Total Investment Securities—100.0% (Cost $592,554,400)	$1,343,261,449
	Liabilities in Excess of Other Assets — (0.0%)	(464,940)
	Net Assets — 100.0%	$1,342,796,509
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2025.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,317,044,633	$—	$—	$1,317,044,633
Short-Term Investment Fund	26,216,816	—	—	26,216,816
Total	$1,343,261,449	$—	$—	$1,343,261,449
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Mid Cap Growth Fund – June 30, 2025 (Unaudited)
Shares		Market Value
	Common Stocks — 99.3%
	Industrials — 25.9%
120,540	AMETEK, Inc.	$ 21,812,918
83,183	Axon Enterprise, Inc.*	68,870,533
315,297	Copart, Inc.*	15,471,624
534,389	CSX Corp.*	17,437,113
346,119	Howmet Aerospace, Inc.	64,423,130
101,557	JB Hunt Transport Services, Inc.	14,583,585
56,590	Quanta Services, Inc.	21,395,547
69,553	Rockwell Automation, Inc.	23,103,420
25,422	TransDigm Group, Inc.	38,657,710
485,690	Vertiv Holdings Co. - Class A	62,367,453
110,723	Waste Connections, Inc.	20,674,199
		368,797,232
	Information Technology — 17.9%
148,060	Cloudflare, Inc. - Class A*	28,994,590
58,527	Fabrinet (Thailand)*	17,246,736
12,987	Fair Isaac Corp.*	23,739,717
65,396	Gartner, Inc.*	26,434,371
176,868	Globant SA (Argentina)*	16,066,689
38,030	HubSpot, Inc.*	21,168,639
97,500	MACOM Technology Solutions Holdings, Inc.*	13,970,775
62,801	Monday.com Ltd.*	19,749,659
108,001	MongoDB, Inc.*	22,679,130
621,335	Samsara, Inc. - Class A*	24,716,706
98,539	Snowflake, Inc. - Class A*	22,050,072
285,978	Western Digital Corp.	18,299,732
		255,116,816
	Health Care — 17.0%
59,918	Alnylam Pharmaceuticals, Inc.*	19,538,661
272,742	Ascendis Pharma A/S (Denmark) ADR*	47,075,269
82,321	Cencora, Inc.	24,683,952
383,425	DexCom, Inc.*	33,469,168
205,009	GE HealthCare Technologies, Inc.	15,185,017
82,352	ICON PLC*	11,978,098
68,624	Insulet Corp.*	21,560,288
376,954	Legend Biotech Corp. ADR*	13,378,098
116,031	Masimo Corp.*	19,518,735
87,043	Natera, Inc.*	14,705,044
75,060	Veeva Systems, Inc. - Class A*	21,615,779
		242,708,109
	Consumer Discretionary — 16.4%
10,114	AutoZone, Inc.*	37,545,494
71,095	Burlington Stores, Inc.*	16,539,541
121,455	DoorDash, Inc. - Class A*	29,939,872
720,403	DraftKings, Inc. - Class A*	30,898,085
80,219	Hilton Worldwide Holdings, Inc.	21,365,528
119,440	Royal Caribbean Cruises Ltd.	37,401,442
209,782	SharkNinja, Inc.*	20,766,320
456,375	Tapestry, Inc.	40,074,289
		234,530,571
	Financials — 10.1%
214,066	Ares Management Corp. - Class A	37,076,231
82,905	Arthur J Gallagher & Co.	26,539,549
Shares		Market Value
	Common Stocks — 99.3% (Continued)
	Financials — 10.1% (Continued)
426,310	Fifth Third Bancorp	$ 17,534,130
74,293	LPL Financial Holdings, Inc.	27,857,646
40,923	MSCI, Inc.	23,601,931
126,902	Robinhood Markets, Inc. - Class A*	11,881,834
		144,491,321
	Communication Services — 5.1%
222,807	Live Nation Entertainment, Inc.*	33,706,243
374,710	ROBLOX Corp. - Class A*	39,419,492
		73,125,735
	Utilities — 2.6%
190,914	Vistra Corp.	37,001,042
	Energy — 1.9%
112,651	Diamondback Energy, Inc.	15,478,248
63,604	Targa Resources Corp.	11,072,184
		26,550,432
	Materials — 1.5%
81,286	Vulcan Materials Co.	21,201,014
	Consumer Staples — 0.9%
168,176	McCormick & Co., Inc.	12,751,104
	Total Common Stocks	$1,416,273,376
	Short-Term Investment Fund — 0.8%
11,557,050	Dreyfus Government Cash Management, Institutional Shares, 4.21%∞Ω	11,557,050
	Total Investment Securities—100.1% (Cost $1,082,662,974)	$1,427,830,426
	Liabilities in Excess of Other Assets — (0.1%)	(907,622)
	Net Assets — 100.0%	$1,426,922,804
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2025.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,416,273,376	$—	$—	$1,416,273,376
Short-Term Investment Fund	11,557,050	—	—	11,557,050
Total	$1,427,830,426	$—	$—	$1,427,830,426
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Non-US Equity Fund – June 30, 2025 (Unaudited)
Shares		Market Value
	Common Stocks — 98.3%
	Japan — 17.1%
	Communication Services — 6.2%
804,300	KDDI Corp.	$ 13,810,303
463,300	Nintendo Co. Ltd.	44,490,625
	Consumer Discretionary — 4.3%
855,600	Denso Corp.	11,546,569
1,114,600	Sony Group Corp.	28,979,964
	Financials — 2.0%
1,366,800	Mitsubishi UFJ Financial Group, Inc.	18,634,394
	Industrials — 1.0%
343,700	Hitachi Ltd.	9,989,418
	Information Technology — 2.2%
111,300	Tokyo Electron Ltd.	21,315,003
	Materials — 1.4%
408,300	Shin-Etsu Chemical Co. Ltd.	13,482,875
	Total Japan	162,249,151
	United Kingdom — 12.0%
	Financials — 5.4%
25,565,733	Lloyds Banking Group PLC	26,882,842
166,026	London Stock Exchange Group PLC	24,280,841
	Health Care — 1.6%
209,542	AstraZeneca PLC ADR	14,642,795
	Industrials — 5.0%
599,348	RELX PLC	32,483,271
3,164,476	Rentokil Initial PLC	15,267,864
	Total United Kingdom	113,557,613
	Sweden — 9.6%
	Financials — 6.1%
1,910,393	Svenska Handelsbanken AB - Class A	25,574,980
1,203,167	Swedbank AB - Class A	31,867,481
	Industrials — 3.5%
1,264,235	Atlas Copco AB - Class A	20,437,634
607,014	Epiroc AB - Class A	13,208,536
	Total Sweden	91,088,631
	France — 8.5%
	Energy — 1.4%
221,361	TotalEnergies SE ADR	13,589,352
	Financials — 1.5%
156,262	BNP Paribas SA	14,016,968
	Industrials — 1.6%
125,645	Cie de Saint-Gobain SA	14,760,177
	Materials — 4.0%
186,034	Air Liquide SA	38,360,422
	Total France	80,726,919
	Germany — 7.1%
	Communication Services — 1.0%
241,357	Deutsche Telekom AG	8,834,535
	Industrials — 4.0%
54,172	MTU Aero Engines AG	24,066,102
54,877	Siemens AG	14,095,607
	Materials — 2.1%
84,193	Heidelberg Materials AG	19,827,182
	Total Germany	66,823,426
Shares		Market Value
	Common Stocks — 98.3% (Continued)
	Netherlands — 6.2%
	Energy — 3.4%
453,997	Shell PLC ADR	$ 31,965,929
	Financials — 1.2%
6,240	Adyen NV, 144a*	11,459,993
	Information Technology — 1.6%
19,250	ASML Holding NV	15,426,757
	Total Netherlands	58,852,679
	China — 5.9%
	Communication Services — 3.1%
457,428	Tencent Holdings Ltd. ADR	29,504,106
	Consumer Discretionary — 2.8%
156,192	Alibaba Group Holding Ltd. ADR	17,713,735
141,061	Trip.com Group Ltd. ADR	8,271,817
	Total China	55,489,658
	South Korea — 4.6%
	Communication Services — 2.8%
600,525	KT Corp. ADR	12,478,910
350,201	KT Corp.	14,334,147
	Information Technology — 1.8%
374,834	Samsung Electronics Co. Ltd.	16,575,767
	Total South Korea	43,388,824
	Taiwan — 4.4%
	Information Technology — 4.4%
181,447	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	41,095,931
	India — 4.0%
	Financials — 4.0%
1,114,534	ICICI Bank Ltd. ADR	37,492,924
	Switzerland — 3.7%
	Health Care — 2.6%
19,053	Lonza Group AG	13,626,010
32,955	Roche Holding AG	10,757,167
	Industrials — 1.1%
174,648	ABB Ltd. ADR	10,421,246
	Total Switzerland	34,804,423
	Ireland — 3.4%
	Industrials — 3.4%
276,154	AerCap Holdings NV	32,310,018
	Singapore — 3.3%
	Financials — 3.3%
2,447,900	Oversea-Chinese Banking Corp. Ltd.	31,390,195
	United States — 2.8%
	Health Care — 1.8%
1,637,527	Haleon PLC ADR	16,981,155
	Industrials — 1.0%
35,324	Schneider Electric SE	9,483,960
	Total United States	26,465,115
	Hong Kong — 2.3%
	Financials — 2.3%
2,405,800	AIA Group Ltd.	21,792,804
	Canada — 1.6%
	Information Technology — 1.6%
134,167	Shopify, Inc. - Class A*	15,476,163

Touchstone Non-US Equity Fund (Unaudited) (Continued)
Shares		Market Value
	Common Stocks — 98.3% (Continued)
	Italy — 1.0%
	Financials — 1.0%
425,494	FinecoBank Banca Fineco SpA	$ 9,438,964
	Denmark — 0.8%
	Health Care — 0.8%
114,245	Novo Nordisk A/S ADR	7,885,190
	Total Common Stocks	$930,328,628
	Short-Term Investment Fund — 2.5%
24,301,511	Dreyfus Government Cash Management, Institutional Shares, 4.21%∞Ω	24,301,511
	Total Investment Securities — 100.8% (Cost $704,543,007)	$954,630,139
	Liabilities in Excess of Other Assets — (0.8)%	(7,943,346)
	Net Assets — 100.0%	$946,686,793
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2025.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, these securities were valued at $11,459,993 or 1.2% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Japan	$—	$162,249,151	$—	$162,249,151
United Kingdom	14,642,795	98,914,818	—	113,557,613
Sweden	—	91,088,631	—	91,088,631
France	13,589,352	67,137,567	—	80,726,919
Germany	—	66,823,426	—	66,823,426
Netherlands	47,392,686	11,459,993	—	58,852,679
China	55,489,658	—	—	55,489,658
South Korea	12,478,910	30,909,914	—	43,388,824
Taiwan	41,095,931	—	—	41,095,931
India	37,492,924	—	—	37,492,924
Switzerland	10,421,246	24,383,177	—	34,804,423
Ireland	32,310,018	—	—	32,310,018
Singapore	—	31,390,195	—	31,390,195
United States	16,981,155	9,483,960	—	26,465,115
Hong Kong	—	21,792,804	—	21,792,804
Canada	15,476,163	—	—	15,476,163
Italy	—	9,438,964	—	9,438,964
Denmark	7,885,190	—	—	7,885,190
Short-Term Investment Fund	24,301,511	—	—	24,301,511
Total	$329,557,539	$625,072,600	$—	$954,630,139
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Sands Capital Emerging Markets Growth Fund – June 30, 2025 (Unaudited)
Shares		Market Value
	Common Stocks — 99.8%
	India — 24.5%
	Consumer Discretionary — 3.5%
9,964,005	Eternal Ltd.*	$ 30,687,132
859,576	Titan Co. Ltd.	36,994,416
	Consumer Staples — 2.7%
759,231	Britannia Industries Ltd.	51,798,748
	Energy — 2.7%
2,961,816	Reliance Industries Ltd.	51,841,317
	Financials — 12.0%
9,910,590	Coforge Ltd.	108,237,069
3,791,826	HDFC Bank Ltd.	88,521,931
3,838,937	HDFC Life Insurance Co. Ltd., 144a	36,433,006
	Health Care — 2.2%
492,989	Apollo Hospitals Enterprise Ltd.	41,646,353
	Real Estate — 1.4%
1,516,985	Phoenix Mills Ltd. (The)	27,637,177
	Total India	473,797,149
	China — 20.7%
	Communication Services — 5.1%
1,542,142	Tencent Holdings Ltd.	99,368,867
	Consumer Discretionary — 9.0%
5,557,723	ANTA Sports Products Ltd.	67,247,239
2,132,500	BYD Co. Ltd. Class H	33,203,096
9,213,210	H World Group Ltd.	31,233,860
12,188,000	Haidilao International Holding Ltd., 144a	23,237,236
1,234,700	Meituan - Class B, 144a*	19,861,436
	Consumer Staples — 1.4%
4,869,467	Foshan Haitian Flavouring & Food Co. Ltd. - Class A	26,462,772
	Industrials — 2.9%
985,394	Contemporary Amperex Technology Co. Ltd. - Class A	34,737,452
1,849,063	Full Truck Alliance Co. Ltd. ADR	21,837,434
	Information Technology — 2.3%
5,608,400	Xiaomi Corp. - Class B, 144a*	43,171,986
	Total China	400,361,378
	Taiwan — 13.9%
	Information Technology — 13.9%
202,000	ASPEED Technology, Inc.	32,850,072
448,000	MediaTek, Inc.	19,196,201
962,534	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	218,004,326
	Total Taiwan	270,050,599
	Brazil — 12.6%
	Consumer Discretionary — 5.7%
41,885	MercadoLibre, Inc.*	109,471,893
	Consumer Staples — 1.0%
7,241,703	Raia Drogasil SA	20,193,223
	Financials — 3.4%
4,841,191	NU Holdings Ltd. - Class A*	66,421,140
	Industrials — 2.5%
3,337,698	Localiza Rent a Car SA	25,058,383
2,986,454	WEG SA	23,493,226
	Total Brazil	244,637,865
	Singapore — 6.2%
	Communication Services — 4.9%
596,320	Sea Ltd. ADR*	95,375,421
Shares		Market Value
	Common Stocks — 99.8% (Continued)
	Singapore — (Continued)
	Industrials — 1.3%
5,020,677	Grab Holdings Ltd. - Class A*	$ 25,254,005
	Total Singapore	120,629,426
	South Korea — 3.5%
	Consumer Discretionary — 2.8%
1,796,128	Coupang, Inc.*	53,811,995
	Consumer Staples — 0.7%
66,130	Cosmax, Inc.	13,650,890
	Total South Korea	67,462,885
	Hong Kong — 3.4%
	Financials — 3.4%
7,352,331	AIA Group Ltd.	66,600,676
	Indonesia — 3.1%
	Financials — 3.1%
85,531,300	Bank Central Asia Tbk PT	45,720,557
64,014,600	Bank Rakyat Indonesia Persero Tbk PT	14,759,230
	Total Indonesia	60,479,787
	Poland — 2.6%
	Consumer Staples — 2.6%
349,564	Dino Polska SA, 144a*	51,082,682
	Kazakhstan — 2.0%
	Financials — 2.0%
450,059	Kaspi.KZ JSC ADR	38,205,509
	Netherlands — 1.9%
	Information Technology — 1.9%
44,871	ASML Holding NV	35,959,171
	Mexico — 1.4%
	Consumer Staples — 1.4%
8,093,300	Wal-Mart de Mexico SAB de CV	26,775,670
	Argentina — 1.1%
	Information Technology — 1.1%
232,570	Globant SA*	21,126,659
	Vietnam — 1.0%
	Information Technology — 1.0%
4,251,900	FPT Corp.	19,236,763
	Philippines — 1.0%
	Industrials — 1.0%
2,620,600	International Container Terminal Services, Inc.	19,120,657
	Saudi Arabia — 0.9%
	Financials — 0.9%
716,077	Al Rajhi Bank	18,061,506
	Total Common Stocks	$1,933,588,382
	Short-Term Investment Fund — 1.3%
25,979,037	Dreyfus Government Cash Management, Institutional Shares, 4.21%∞Ω	25,979,037
	Total Investment Securities — 101.1% (Cost $1,309,615,221)	$1,959,567,419
	Liabilities in Excess of Other Assets — (1.1)%	(21,143,623)
	Net Assets — 100.0%	$1,938,423,796
*	Non-income producing security.

Touchstone Sands Capital Emerging Markets Growth Fund (Unaudited) (Continued)
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2025.
Portfolio Abbreviations:
ADR – American Depositary Receipt
JSC – Joint Stock Company
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, these securities were valued at $173,786,346 or 9.0% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
India	$51,798,748	$421,998,401	$—	$473,797,149
China	21,837,434	378,523,944	—	400,361,378
Taiwan	218,004,326	52,046,273	—	270,050,599
Brazil	244,637,865	—	—	244,637,865
Singapore	120,629,426	—	—	120,629,426
South Korea	53,811,995	13,650,890	—	67,462,885
Hong Kong	—	66,600,676	—	66,600,676
Indonesia	—	60,479,787	—	60,479,787
Poland	—	51,082,682	—	51,082,682
Kazakhstan	38,205,509	—	—	38,205,509
Netherlands	35,959,171	—	—	35,959,171
Mexico	26,775,670	—	—	26,775,670
Argentina	21,126,659	—	—	21,126,659
Vietnam	—	19,236,763	—	19,236,763
Philippines	19,120,657	—	—	19,120,657
Saudi Arabia	—	18,061,506	—	18,061,506
Short-Term Investment Fund	25,979,037	—	—	25,979,037
Total	$877,886,497	$1,081,680,922	$—	$1,959,567,419
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Strategic Income Fund – June 30, 2025 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 51.0%
	Financials — 10.3%
$ 968,000	Allstate Corp. (The), Ser B, 7.526%, 8/15/53(A)(B)	$ 968,405
1,539,000	American Express Co., 5.043%, 7/26/28	1,560,003
1,844,000	Ares Capital Corp., 5.875%, 3/1/29	1,878,042
1,886,000	Bank of Nova Scotia (The) (Canada), 3.625%, 10/27/81	1,764,606
2,596,000	Barclays PLC (United Kingdom), 2.894%, 11/24/32	2,297,087
699,000	Charles Schwab Corp. (The), Ser H, 4.000%(C)	644,949
946,000	Citigroup, Inc., Ser W, 4.000%(C)	939,542
1,321,000	Citizens Financial Group, Inc., 5.841%, 1/23/30	1,367,120
722,000	Credit Acceptance Corp., 144a, 9.250%, 12/15/28	764,284
135,000	Credit Acceptance Corp., 144a, 6.625%, 3/15/30	136,963
918,000	Encore Capital Group, Inc., 144a, 8.500%, 5/15/30	984,642
1,194,000	First Maryland Capital II, (TSFR3M + 1.112%), 5.388%, 2/1/27(A)	1,170,165
946,000	Freedom Mortgage Holdings LLC, 144a, 9.250%, 2/1/29	982,591
1,585,000	Goldman Sachs Group, Inc. (The), 5.330%, 7/23/35	1,598,985
1,884,000	Golub Capital BDC, Inc., 2.050%, 2/15/27	1,796,603
970,000	Jefferies Finance LLC / JFIN Co-Issuer Corp., 144a, 6.625%, 10/15/31	966,477
2,186,000	Morgan Stanley, 2.484%, 9/16/36	1,856,945
965,000	Nationstar Mortgage Holdings, Inc., 144a, 6.500%, 8/1/29	985,703
1,318,000	PNC Capital Trust, (TSFR3M + 0.832%), 5.161%, 6/1/28(A)	1,298,590
1,744,000	Sixth Street Specialty Lending, Inc., 2.500%, 8/1/26	1,701,708
2,255,000	State Street Corp., (TSFR3M + 1.262%), 5.580%, 6/15/47(A)	1,979,538
2,337,000	Truist Financial Corp., Ser A, (TSFR3M + 0.932%), 5.258%, 5/15/27(A)	2,307,806
		29,950,754
	Energy — 8.8%
790,000	3R Lux Sarl (Brazil), 144a, 9.750%, 2/5/31	799,646
1,595,000	Aker BP ASA (Norway), 144a, 5.125%, 10/1/34	1,531,657
64,859	Atlas Energy Note, 7.000%, 1/31/26(D)	64,859
1,420,000	Cheniere Energy Partners LP, 3.250%, 1/31/32	1,272,972
630,000	Ecopetrol SA (Colombia), 8.625%, 1/19/29	665,816
1,516,000	Enbridge, Inc. (Canada), Ser 20-A, 5.750%, 7/15/80	1,511,757
895,000	Energy Transfer LP, (TSFR3M + 3.279%), 7.555%, 11/1/66(A)	891,125
1,839,000	HF Sinclair Corp., 5.000%, 2/1/28	1,839,480
263,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 5.750%, 2/1/29	259,611
766,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 6.000%, 2/1/31	738,826
760,782	MC Brazil Downstream Trading SARL (Brazil), 144a, 7.250%, 6/30/31	600,561
405,000	Mesquite Energy, Inc., 7.250%, 7/15/25	4,050
2,133,000	Midwest Connector Capital Co. LLC, 144a, 4.625%, 4/1/29	2,114,420
1,488,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	1,698,309
795,000	OHI Group SA (Brazil), 144a, 13.000%, 7/22/29	833,756
1,128,000	Ovintiv, Inc., 7.200%, 11/1/31	1,218,474
1,386,000	Parkland Corp. (Canada), 144a, 4.500%, 10/1/29	1,332,504
350,000	Petroleos Mexicanos (Mexico), 6.375%, 1/23/45	247,689
950,000	Petroleos Mexicanos (Mexico), 6.625%, 6/15/35	797,366
904,000	Plains All American Pipeline LP, (TSFR3M + 4.372%), 8.698%(A)(C)	905,911
865,000	Pluspetrol SA (Argentina), 144a, 8.500%, 5/30/32	877,975
669,000	Precision Drilling Corp. (Canada), 144a, 6.875%, 1/15/29	660,743
2,426,000	Sempra Infrastructure Partners LP, 144a, 3.250%, 1/15/32	2,067,282
1,034,000	SM Energy Co., 144a, 7.000%, 8/1/32	1,018,847
Principal Amount		Market Value
	Corporate Bonds — 51.0% (Continued)
	Energy — 8.8% (Continued)
$ 929,000	Valaris Ltd., 144a, 8.375%, 4/30/30	$ 953,158
676,000	Venture Global LNG, Inc., 144a, 7.000%, 1/15/30	683,032
		25,589,826
	Consumer Discretionary — 6.9%
440,000	Beazer Homes USA, Inc., 7.250%, 10/15/29	444,026
1,119,000	Carriage Services, Inc., 144a, 4.250%, 5/15/29	1,057,322
1,152,000	Cimpress PLC (Ireland), 144a, 7.375%, 9/15/32	1,099,917
2,039,000	Delta Air Lines, Inc. / SkyMiles IP Ltd., 144a, 4.750%, 10/20/28	2,043,479
1,802,000	Ford Motor Credit Co. LLC, 6.050%, 3/5/31	1,797,797
2,679,000	General Motors Financial Co., Inc., 3.100%, 1/12/32	2,354,137
931,000	Group 1 Automotive, Inc., 144a, 4.000%, 8/15/28	898,533
1,726,000	Mattel, Inc., 5.450%, 11/1/41	1,534,999
1,445,000	Meritage Homes Corp., 144a, 3.875%, 4/15/29	1,392,299
1,326,000	Michaels Cos., Inc. (The), 144a, 5.250%, 5/1/28	1,067,206
1,147,000	Speedway Motorsports LLC / Speedway Funding II, Inc., 144a, 4.875%, 11/1/27	1,138,398
2,145,000	Toll Brothers Finance Corp., 3.800%, 11/1/29	2,081,488
2,236,000	United Airlines, Inc., 144a, 4.625%, 4/15/29	2,170,413
1,061,000	Wynn Macau Ltd. (Macao), 144a, 5.625%, 8/26/28	1,043,057
		20,123,071
	Industrials — 6.6%
1,860,000	Amcor Flexibles North America, Inc., 144a, 5.100%, 3/17/30	1,891,061
786,000	Amsted Industries, Inc., 144a, 4.625%, 5/15/30	756,639
1,840,000	Canadian Pacific Railway Co. (Canada), 2.450%, 12/2/31	1,614,747
1,873,000	Element Fleet Management Corp. (Canada), 144a, 5.037%, 3/25/30	1,888,863
950,000	Limak Cimento Sanayi ve Ticaret AS (Turkey), 9.750%, 7/25/29	950,608
970,000	Manitowoc Co., Inc. (The), 144a, 9.250%, 10/1/31	1,020,865
1,598,000	Molex Electronic Technologies LLC, 144a, 5.250%, 4/30/32	1,621,520
953,000	Owens-Brockway Glass Container, Inc., 144a, 7.250%, 5/15/31	976,590
491,000	Quikrete Holdings, Inc., 144a, 6.750%, 3/1/33	506,639
1,069,000	Stanley Black & Decker, Inc., 6.707%, 3/15/60	1,042,751
928,000	Stonepeak Nile Parent LLC, 144a, 7.250%, 3/15/32	983,817
1,757,000	Textron Financial Corp., 144a, (TSFR3M + 1.997%), 6.323%, 2/15/42(A)	1,580,604
2,140,000	Timken Co. (The), 4.500%, 12/15/28	2,144,030
975,000	TK Elevator US Newco, Inc. (Germany), 144a, 5.250%, 7/15/27	974,057
1,069,000	TransDigm, Inc., 144a, 6.375%, 3/1/29	1,095,606
		19,048,397
	Information Technology — 3.7%
970,000	Central Parent, Inc. / CDK Global, Inc., 144a, 7.250%, 6/15/29	788,782
1,370,000	Consensus Cloud Solutions, Inc., 144a, 6.000%, 10/15/26	1,363,150
1,292,000	Dell International LLC / EMC Corp., 4.850%, 2/1/35	1,247,110
1,719,000	Marvell Technology, Inc., 5.750%, 2/15/29	1,787,931
1,746,000	Micron Technology, Inc., 2.703%, 4/15/32	1,518,943
772,000	Micron Technology, Inc., 6.750%, 11/1/29	834,235
1,595,000	Paychex, Inc., 5.600%, 4/15/35	1,649,071
1,453,000	Xerox Holdings Corp., 144a, 5.000%, 8/15/25	1,445,379
		10,634,601
	Utilities — 3.4%
743,000	Calpine Corp., 144a, 5.000%, 2/1/31	735,001
2,155,000	CMS Energy Corp., 4.750%, 6/1/50	2,094,251

Touchstone Strategic Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 51.0% (Continued)
	Utilities — 3.4% (Continued)
$ 1,522,000	Edison International, 4.125%, 3/15/28	$ 1,469,046
1,210,000	Edison International, 7.875%, 6/15/54	1,147,511
1,215,000	Electricite de France SA (France), 144a, 4.875%, 9/21/38	1,119,226
800,000	Eskom Holdings SOC Ltd. (South Africa), 144a, 8.450%, 8/10/28	840,620
1,716,000	National Rural Utilities Cooperative Finance Corp., 5.250%, 4/20/46	1,702,765
868,824	Sorik Marapi Geothermal Power PT (Indonesia), 144a, 7.750%, 8/5/31	870,399
		9,978,819
	Consumer Staples — 3.4%
970,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 144a, 8.250%, 1/15/30	1,012,438
1,115,000	Bacardi Ltd. / Bacardi-Martini BV (Bermuda), 144a, 5.400%, 6/15/33	1,109,547
903,000	Herc Holdings, Inc., 144a, 7.000%, 6/15/30	942,682
1,739,000	Mars, Inc., 144a, 5.000%, 3/1/32	1,762,834
1,137,000	PetSmart, Inc. / PetSmart Finance Corp., 144a, 7.750%, 2/15/29	1,104,435
1,812,000	Philip Morris International, Inc., 5.375%, 2/15/33	1,872,252
943,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed, 144a, 4.625%, 3/1/29	890,442
1,023,000	Turning Point Brands, Inc., 144a, 7.625%, 3/15/32	1,071,073
		9,765,703
	Real Estate — 2.5%
1,143,000	RHP Hotel Properties LP / RHP Finance Corp. REIT, 144a, 4.500%, 2/15/29	1,117,149
1,172,000	Sabra Health Care LP REIT, 3.900%, 10/15/29	1,114,762
2,724,000	Store Capital LLC REIT, 2.750%, 11/18/30	2,399,875
1,518,000	VICI Properties LP / VICI Note Co., Inc. REIT, 144a, 4.625%, 12/1/29	1,491,103
970,000	XHR LP REIT, 144a, 6.625%, 5/15/30	988,283
		7,111,172
	Materials — 1.9%
923,000	Braskem Netherlands Finance BV (Brazil), 144a, 7.250%, 2/13/33	731,246
1,111,000	LYB International Finance III LLC, 6.150%, 5/15/35	1,153,229
970,000	Novelis Corp., 144a, 6.875%, 1/30/30	1,004,455
1,853,000	Rio Tinto Finance USA PLC (Australia), (SOFR + 0.840%), 5.239%, 3/14/28(A)	1,863,569
794,000	Vedanta Resources Finance II PLC (India), 144a, 9.475%, 7/24/30	787,519
		5,540,018
	Communication Services — 1.9%
2,230,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.250%, 2/1/31	2,082,913
716,000	CSC Holdings LLC, 144a, 4.625%, 12/1/30	333,474
728,000	Gray Media, Inc., 144a, 5.375%, 11/15/31	542,559
1,240,000	Stagwell Global LLC, 144a, 5.625%, 8/15/29	1,185,944
1,336,000	Videotron Ltd. (Canada), 144a, 3.625%, 6/15/29	1,277,229
		5,422,119
	Health Care — 1.6%
995,000	Biocon Biologics Global PLC (India), 144a, 6.670%, 10/9/29	945,302
1,771,000	HCA, Inc., 5.450%, 4/1/31	1,822,801
Principal Amount		Market Value
	Corporate Bonds — 51.0% (Continued)
	Health Care — 1.6% (Continued)
$ 338,000	Herbalife Nutrition Ltd. / HLF Financing, Inc., 144a, 7.875%, 9/1/25	$ 338,091
1,476,000	Pediatrix Medical Group, Inc., 144a, 5.375%, 2/15/30	1,457,307
		4,563,501
	Total Corporate Bonds	$147,727,981
	U.S. Treasury Obligations — 19.8%
6,185,000	U.S. Treasury Bond, 4.250%, 8/15/54	5,656,859
250,000	U.S. Treasury Bond, 4.500%, 11/15/54	238,633
9,625,000	U.S. Treasury Bond, 4.625%, 2/15/55	9,384,375
11,611,000	U.S. Treasury Bond, 4.750%, 11/15/43	11,611,907
10,055,000	U.S. Treasury Bond, 4.750%, 2/15/45	10,012,580
8,920,000	U.S. Treasury Note, 4.000%, 5/31/30	9,005,019
4,845,000	U.S. Treasury Note, 4.250%, 11/15/34	4,861,655
6,355,000	U.S. Treasury Note, 4.625%, 2/15/35	6,558,558
	Total U.S. Treasury Obligations	$57,329,586
	Asset-Backed Securities — 12.1%
2,475,725	AB Issuer LLC, Ser 2021-1, Class A2, 144a, 3.734%, 7/30/51	2,314,991
2,100,000	Apex Credit CLO LLC (Cayman Islands), Ser 2020-2A, Class B, 144a, (TSFR3M + 2.962%), 7.241%, 4/17/33(A)	2,102,785
1,488,750	Driven Brands Funding LLC, Ser 2024-1A, Class A2, 144a, 6.372%, 10/20/54	1,540,651
1,600,000	Dryden Senior Loan Fund (Cayman Islands), Ser 2016-45A, Class BRR, 144a, (TSFR3M + 1.650%), 5.906%, 10/15/30(A)	1,600,514
1,600,000	Galaxy XXII CLO Ltd. (Cayman Islands), Ser 2016-22A, Class BRRR, 144a, (TSFR3M + 1.650%), 5.911%, 4/16/34(A)	1,593,587
1,600,000	Galaxy XXII CLO Ltd. (Cayman Islands), Ser 2016-22A, Class DRRR, 144a, (TSFR3M + 3.250%), 7.511%, 4/16/34(A)	1,601,146
2,592,000	Hardee's Funding LLC, Ser 2021-1A, Class A2, 144a, 2.865%, 6/20/51	2,362,764
935,000	Jack in the Box Funding LLC, Ser 2022-1A, Class A2II, 144a, 4.136%, 2/26/52	832,519
1,621,125	NBC Funding LLC, Ser 2021-1, Class A2, 144a, 2.989%, 7/30/51	1,570,211
2,496,000	Neighborly Issuer LLC, Ser 2021-1A, Class A2, 144a, 3.584%, 4/30/51	2,333,892
1,700,000	Neuberger Berman Loan Advisers CLO 36 Ltd. (Cayman Islands), Ser 2020-36A, Class BR2, 144a, (TSFR3M + 1.800%), 6.069%, 4/20/33(A)	1,701,443
2,300,000	Octagon Investment Partners 39 Ltd. (Cayman Islands), Ser 2018-3A, Class BR, 144a, (TSFR3M + 1.800%), 6.069%, 10/20/30(A)	2,304,641
1,000,000	Octagon Investment Partners XVI Ltd. (Cayman Islands), Ser 2013-1A, Class BR, 144a, (TSFR3M + 1.862%), 6.141%, 7/17/30(A)	1,000,895
1,170,000	Oxford Finance Credit Fund III LP, Ser 2024-A, Class B, 144a, 7.548%, 1/14/32	1,180,803
510,000	Oxford Finance Credit Fund III LP, Ser 2025-A, Class B, 144a, 7.194%, 8/14/34	510,000
2,250,000	Palmer Square CLO, Ltd. (Cayman Islands), Ser 2021-4A, Class D, 144a, (TSFR3M + 3.212%), 7.468%, 10/15/34(A)	2,250,000
2,020,000	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2025-2A, Class C, 144a, (TSFR3M + 2.500%), 0.010%, 7/15/33(A)	2,020,000
2,228,163	Planet Fitness Master Issuer LLC, Ser 2024-1A, Class A2II, 144a, 6.237%, 6/5/54	2,264,024

Touchstone Strategic Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Asset-Backed Securities — 12.1% (Continued)
$ 2,462,625	TSC SPV Funding LLC, Ser 2024-1A, Class A2, 144a, 6.291%, 8/20/54	$ 2,430,046
1,636,250	Zaxbys Funding LLC, Ser 2021-1A, Class A2, 144a, 3.238%, 7/30/51	1,511,992
	Total Asset-Backed Securities	$35,026,904
	Commercial Mortgage-Backed Securities — 6.8%
835,000	BBCMS Mortgage Trust, Ser 2024-5C27, Class AS, 6.410%, 7/15/57(A)(B)	876,123
2,325,000	Benchmark Mortgage Trust, Ser 2018-B5, Class AS, 4.419%, 7/15/51	2,241,466
21,002,253	Benchmark Mortgage Trust, Ser 2024-V5, Class XA, 1.298%, 1/10/57(A)(B)(E)	694,857
2,735,000	BX Trust, Ser 2019-OC11, Class E, 144a, 4.075%, 12/9/41(A)(B)	2,506,863
2,750,000	CGMS Commercial Mortgage Trust, Ser 2017-B1, Class D, 144a, 3.000%, 8/15/50	2,307,061
1,800,000	Citigroup Commercial Mortgage Trust, Ser 2016-C2, Class C, 4.031%, 8/10/49(A)(B)	1,697,252
1,000,000	Citigroup Commercial Mortgage Trust, Ser 2016-P5, Class B, 3.698%, 10/10/49(A)(B)	908,439
485,000	Citigroup Commercial Mortgage Trust, Ser 2017-P8, Class AS, 3.789%, 9/15/50(A)(B)	465,039
905,000	CSAIL Commercial Mortgage Trust, Ser 2016-C6, Class B, 3.924%, 1/15/49(A)(B)	864,265
1,850,000	CSAIL Commercial Mortgage Trust, Ser 2016-C6, Class C, 5.080%, 1/15/49(A)(B)	1,681,627
1,199,000	CSMC, Ser 2017-TIME, Class A, 144a, 3.646%, 11/13/39	1,129,301
825,000	JPMBB Commercial Mortgage Securities Trust, Ser 2014-C25, Class AS, 4.065%, 11/15/47	794,822
572,966	JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Class B, 3.986%, 10/15/48	568,313
1,865,000	KSL Commercial Mortgage Trust, Ser 2024-HT2, Class C, 144a, (TSFR1M + 2.341%), 6.653%, 12/15/39(A)	1,859,172
540,000	UBS Commercial Mortgage Trust, Ser 2017-C1, Class AS, 3.724%, 6/15/50	523,693
620,000	Wells Fargo Commercial Mortgage Trust, Ser 2015-P2, Class AS, 4.013%, 12/15/48	615,959
	Total Commercial Mortgage-Backed Securities	$19,734,252
	Non-Agency Collateralized Mortgage Obligations — 5.7%
1,372,223	BRAVO Residential Funding Trust, Ser 2024-NQM8, Class A1A, 144a, 4.300%, 8/1/53(A)(B)	1,360,600
2,357,440	Chase Home Lending Mortgage Trust, Ser 2024-RPL4, Class A1B, 144a, 3.375%, 12/25/64(A)(B)	2,075,078
1,137,817	COLT Mortgage Loan Trust, Ser 2022-6, Class A1, 144a, 4.650%, 6/27/67(A)(B)	1,133,425
1,049,765	GS Mortgage-Backed Securities Trust, Ser 2021-MM1, Class A6, 144a, 2.500%, 4/25/52(A)(B)	925,200
1,026,314	JP Morgan Mortgage Trust, Ser 2019-1, Class B1, 144a, 4.477%, 5/25/49(A)(B)	969,774
2,524,132	JP Morgan Mortgage Trust, Ser 2020-5, Class B4, 144a, 3.565%, 12/25/50(A)(B)	2,166,425
1,225,186	JP Morgan Mortgage Trust, Ser 2020-LTV2, Class B4, 144a, 4.002%, 11/25/50(A)(B)	1,079,747
2,550,000	Mill City Mortgage Loan Trust, Ser 2017-2, Class B2, 144a, 4.154%, 7/25/59(A)(B)	2,290,985
704,187	OBX Trust, Ser 2022-J1, Class B1A, 144a, 2.843%, 2/25/52(A)(B)	594,946
Principal Amount		Market Value
	Non-Agency Collateralized Mortgage Obligations — 5.7% (Continued)
$ 2,375,000	Towd Point Mortgage Trust, Ser 2015-2, Class 1B3, 144a, 3.750%, 11/25/60(A)(B)	$ 2,152,017
2,000,000	Towd Point Mortgage Trust, Ser 2017-3, Class B3, 144a, 3.882%, 7/25/57(A)(B)	1,722,061
	Total Non-Agency Collateralized Mortgage Obligations	$16,470,258
Shares
	Common Stocks — 2.1%
	Financials — 0.5%
14,115	Bank of America Corp.	667,922
1,072	Goldman Sachs Group, Inc. (The)	758,708
		1,426,630
	Information Technology — 0.5%
2,396	International Business Machines Corp.	706,293
3,285	Texas Instruments, Inc.	682,032
		1,388,325
	Industrials — 0.4%
4,427	RTX Corp.	646,431
7,619	Stanley Black & Decker, Inc.	516,187
		1,162,618
	Materials — 0.3%
39,560	Covia Equity*	791,200
44	HC Minerals LLC(D)*	161,307
		952,507
	Health Care — 0.2%
3,591	Johnson & Johnson	548,525
	Energy — 0.2%
4,983	Exxon Mobil Corp.	537,167
	Total Common Stocks	$6,015,772
Principal Amount
	Sovereign Government Obligations — 0.7%
$ 910,800	Argentine Republic Government International Bond, 0.750%, 7/9/30(A)(B)	726,363
32,400	Ghana Government International Bond, 144a, 4.717%, 7/3/26#	31,395
477,896	Ghana Government International Bond, 144a, 4.962%, 1/3/30#	399,866
326,700	Ghana Government International Bond, 144a, 5.000%, 7/3/29(A)(B)	306,354
668,680	Sri Lanka Government International Bond, 144a, 4.000%, 4/15/28	626,888
	Total Sovereign Government Obligations	$2,090,866
Number of Rights
Rights — 0.0%
Energy — 0.0%
27,942	Vistra Energy Corp. Tax Return Rights, 12/6/26*	34,229

Touchstone Strategic Income Fund (Unaudited) (Continued)
Shares		MarketValue
	Short-Term Investment Fund — 0.0%
13,106	Dreyfus Government Cash Management, Institutional Shares, 4.21%∞Ω	$ 13,106
	Total Investment Securities—98.2% (Cost $282,889,373)	$284,442,954
	Other Assets in Excess of Liabilities — 1.8%	5,151,827
	Net Assets — 100.0%	$289,594,781
(A)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2025.
(B)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(C)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
(D)	Level 3- For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
(E)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
*	Non-income producing security.
#	Zero coupon bond - Rate shown reflects effective yield to maturity at time of purchase.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2025.
Portfolio Abbreviations:
CLO – Collateralized Loan Obligation
LLC – Limited Liability Company
LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust
SOC – State-Owned Company
SOFR – Secured Overnight Financing Rate
TSFR1M – One Month Term Secured Overnight Financing Rate
TSFR3M – Three Month Term Secured Overnight Financing Rate
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, these securities were valued at $136,200,516 or 47.0% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$147,663,122	$64,859	$147,727,981
U.S. Treasury Obligations	—	57,329,586	—	57,329,586
Asset-Backed Securities	—	35,026,904	—	35,026,904
Commercial Mortgage-Backed Securities	—	19,734,252	—	19,734,252
Non-Agency Collateralized Mortgage Obligations	—	16,470,258	—	16,470,258
Common Stocks	5,063,265	791,200	161,307	6,015,772
Sovereign Government Obligations	—	2,090,866	—	2,090,866
Rights	—	34,229	—	34,229
Short-Term Investment Fund	13,106	—	—	13,106
Other Financial Instruments
Futures
Interest rate contracts	193,716	—	—	193,716
Total Assets	$5,270,087	$279,140,417	$226,166	$284,636,670
Liabilities:
Other Financial Instruments
Futures
Interest rate contracts	$(256,570)	$—	$—	$(256,570)
Total Liabilities	$(256,570)	$—	$—	$(256,570)
Total	$5,013,517	$279,140,417	$226,166	$284,380,100

Futures Contracts
At June 30, 2025, $484,775 was segregated with the broker as collateral for futures contracts. The Fund had the following futures contracts, brokered by Wells Fargo, open at June 30, 2025:
Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ Depreciation
Short Futures:
10-Year U.S. Ultra Treasury Bond	9/19/2025	163	$18,625,298	$(256,570)
Long Futures:
2-Year U.S. Treasury Note	9/30/2025	395	82,169,258	193,716
				$(62,854)

Notes to Portfolios of Investments
June 30, 2025 (Unaudited)
Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:
•  Level 1 − quoted prices in active markets for identical securities
•  Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•  Level 3 − significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The aggregate value by input level, as of June 30, 2025, for each Fund’s investments, is included in each Fund’s Portfolio of Investments. The Strategic Income Fund held Level 3 categorized securities during the period ended June 30, 2025.
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options and futures are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds and are categorized in Level 1.
Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Investments in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.
Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:
•  If the value of a security has been materially affected by events occurring before the Funds' pricing time but after the close of the primary markets on which the security is traded.
•  If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation.
•  If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.
•  If the validity of market quotations is not reliable.
Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures established by Touchstone Advisors, Inc. and adopted by the Funds’ Board of Trustees and are generally categorized in Level 3.

Notes to Portfolios of Investments (Unaudited) (Continued)
Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.
Security transactions—Security transactions are reflected for financial reporting purposes as of the trade date.